Supplemental Guarantor Information Supplemental Guarantor Information (Textuals) (Details) - USD ($) $ in Millions	Apr. 19, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior Notes, Noncurrent		$ 225.0	$ 225.0
Subsequent Event [Member] | 2016 Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, Noncurrent	$ 400.0
Debt Instrument, Interest Rate, Stated Percentage	8.50%